Accounts Receivable, Net (Details 1) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2013 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	26,911	75,617	26,871	75,617	$ 4,683
Additional allowance for doubtful accounts	1,830	0	1,870	0
Ending Balance	28,741	75,617	28,741	75,617	$ 4,683